EARNINGS PER SHARE AND FULLY-DILUTED SHARES - Schedule of movements of shares and other instruments (Details) - shares	3 Months Ended	48 Months Ended
	Apr. 02, 2025	Dec. 31, 2024
Earnings per share [line items]
Shares ( in shares)		680,308,735
RSU (in shares)		19,736,309
Options (in shares)		24,238,937
Convertible bonds (in shares)		81,492,951
Issued (in shares)		824,542,405
Available for issue (in shares)		231,457,595
Authorized share capital (in shares)		1,056,000,000
Major ordinary share transactions
Earnings per share [line items]
Shares ( in shares)	683,931,078
RSU (in shares)	20,048,920
Options (in shares)	23,453,221
Convertible bonds (in shares)	81,492,951
Issued (in shares)	830,832,470
Available for issue (in shares)	225,167,530
Authorized share capital (in shares)	1,056,000,000
Shares issued
Shares (in shares)	3,622,343
RSU (in shares)	(89,378)
Options (in shares)	(255,000)
Convertible bonds (in shares)	0
Issued (in shares)	0
Available for issue (in shares)	0
Authorized share capital (in shares)	0
Other
Shares (in shares)	0
RSU (in shares)	401,989
Options (in shares)	(530,716)
Convertible bonds (in shares)	0
Issued (in shares)	6,290,065
Available for issue (in shares)	(6,290,065)
Authorized share capital (in shares)	0
Long term incentive plan
Earnings per share [line items]
LTIP (in shares)		18,765,473
Shares issued
LTIP (in shares)		(2,358,511)
Long term incentive plan | Major ordinary share transactions
Earnings per share [line items]
LTIP (in shares)	21,906,300
Shares issued
LTIP (in shares)	(3,277,965)
Other
LTIP (in shares)	6,418,792